Vessels Under Construction Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Vessel [Roll Forward]
Interest capitalized	$ 0	$ 0	$ 361